TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.5%
	EQUITY - 50.1%
64,257	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 3,544,416
168,901	iShares Global REIT ETF	4,247,860
27,284	iShares MSCI Emerging Markets ex China ETF(a)	2,146,159
17,339	iShares MSCI USA Small-Cap Multifactor ETF	1,308,921
107,992	State Street SPDR Portfolio S&P 400 Mid Cap ETF	6,395,286
22,006	State Street SPDR Portfolio S&P 500 Growth ETF	2,154,607
106,335	State Street SPDR Portfolio S&P 500 Value ETF	6,016,434
88,165	State Street SPDR Portfolio S&P 600 Small Cap ETF	4,260,133
175,570	Vanguard FTSE Developed Markets ETF	11,250,526
66,243	Vanguard FTSE Emerging Markets ETF	3,580,434
21,472	Vanguard S&P 500 ETF	12,830,595
26,737	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,072,154
		58,807,525
	FIXED INCOME - 38.4%
45,357	iShares BB Rated Corporate Bond ETF, USD Class	2,108,647
67,605	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	7,368,269
33,960	State Street SPDR Bloomberg Investment Grade Floating Rate ETF(a)	1,045,289
278,360	State Street SPDR Portfolio Short Term Corporate Bond ETF(a)	8,370,285
125,723	VanEck J. P. Morgan EM Local Currency Bond ETF, USD Class	3,156,905
70,524	Vanguard Intermediate-Term Treasury ETF	4,199,704
44,819	Vanguard Mortgage-Backed Securities ETF	2,104,252
209,470	Vanguard Short-Term Inflation-Protected Securities ETF	10,463,026
53,578	Vanguard Short-Term Treasury ETF	3,136,456
21,890	Vanguard Total International Bond ETF	1,051,815
57,953	Xtrackers USD High Yield Corporate Bond ETF(a)	2,095,580
		45,100,228

	TOTAL EXCHANGE-TRADED FUNDS (Cost $88,171,528)	103,907,753

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 12.2%
	COLLATERAL FOR SECURITIES LOANED - 0.9%
1,066,461	Federated Hermes Government Obligations Fund, Institutional Class, 3.52% (Cost $1,066,461)(b)				$ 1,066,461

	MONEY MARKET FUNDS - 11.3%
13,300,313	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $13,300,313)(b)				13,300,313

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,366,774)				14,366,774

	TOTAL INVESTMENTS - 100.7% (Cost $102,538,302)				$ 118,274,527
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%				(870,300)
	NET ASSETS - 100.0%				$ 117,404,227

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
56	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	07/01/2026	$ 6,058,063	$ (88,718)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
3	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/22/2026	$ 376,830	$ (5,555)
7	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	06/22/2026	2,299,763	(18,438)
3	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	06/22/2026	1,018,950	(16,150)
10	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/22/2026	1,450,550	(34,960)
13	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/22/2026	945,490	(15,790)
	TOTAL FUTURES CONTRACTS				$ (90,893)

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Mercantile Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)

All or a portion of this security is on loan. Total loaned securities had a value of $12,868,356 at March 31, 2026. The loaned securities were secured with cash collateral of $1,066,461 and non-cash collateral of $12,086,058. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.